OTHER FINANCIAL INFORMATION - Items reported in accrued expenses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL INFORMATION
Deferred revenue	$ 160.9	$ 170.5
Accrued payroll and other employee compensation	145.4	133.6
Product warranty	43.2	44.9
Estimated Litigation Liability, Current	92.9	60.0
Lease Incentive, Payable, Current	425.3	395.3
Accrued Liabilities, Current	$ 867.7	$ 804.3